Document and Entity Information	3 Months Ended
	Mar. 31, 2013	May 16, 2013
Document and Entity Information:
Entity Registrant Name	Canwealth Minerals Corp
Document Type	S-1
Document Period End Date	Mar. 31, 2013
Amendment Flag	false
Entity Central Index Key	0001512787
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		50,769,231
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	Yes
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Incorporation, Date of Incorporation	Feb. 01, 2006
Entity Incorporation, State Country Name	Canada